Basis of Presentation and Disclosure - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Increase decrease in financing obligations connected with leases	$ 341	$ 296	$ 227
Mobile equipment [member]
Disclosure Of Basis Of Preparation Of Financial Statements [Line Items]
Carrying amount of assets acquired through leases	$ 341	$ 296	$ 227